Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Earnings Per Equity Share

	Year ended March 31,
	2018		2019		2020
Profit attributable to equity holders of the Company	₹	80,081	₹	90,031	₹	97,218
Weight average number of equity shares outstanding		6,333,391,200		6,007,376,837		5,833,384,018

Basic earnings per share	₹	12.64	₹	14.99	₹	16.67

	Year ended March 31,
	2018		2019		2020
Profit attributable to equity holders of the Company	₹	80,081	₹	90,031	₹	97,218
Weight average number of equity shares outstanding		6,333,391,200		6,007,376,837		5,833,384,018
Effect of dilutive equivalent share options		11,091,433		14,927,530		14,439,221

Weight average number of equity shares for diluted earnings per share		6,344,482,633		6,022,304,367		5,847,823,239

Diluted earnings per share	₹	12.62	₹	14.95	₹	16.62